Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Inventories in the opening balance	€ 952	€ 814	€ 906
Business related variations	104	125	(70)
Changes in the scope of consolidation	3	9
Translation adjustment	(4)	3	(8)
Reclassifications and other items	(6)	(1)	(14)
Inventories in the closing balance	€ 1,048	€ 952	€ 814